Vessel Revenue, net and Voyage Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Vessel Revenue, net and Voyage Expenses [Abstract]
Income Derived from Time Charters
The following table presents the Company’s income statement figures derived from time charters for the six-month periods ended June 30, 2024 and 2023:

	June 30, 2024	June 30, 2023
Vessel revenues from time charters, net of commissions	23,041	12,832
Total	23,041	12,832

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues for the six-month periods ended June 30, 2024 and 2023 were:

Customer	2024	2023
A	35%	15%
B	17%	10%
C	14%	-
D	12%	26%
E	-	33%
Total	78%	84%

Voyage Expenses from Time Charters
The following table presents the Company’s statement of operations’ figures derived from time charters and for unfixed periods for the period from for the six-month periods ended June 30, 2024 and 2023:

	June 30, 2024	June 30, 2023
Voyage expenses from time charters	705	669
Voyage expenses for unfixed periods	273	480
Total	978	1,149